Business Combinations under Common Control	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Business Combinations under Common Control
11.	Business Combinations under Common Control

(1)	2016

During the year ended December 31, 2016, the Parent Company distributed its entire ownership interests in Neosnetworks Co., Ltd. to SK Telink Co., Ltd., a subsidiary of the Parent Company as contribution in kind. Neosnetworks Co., Ltd. became a wholly owned subsidiary of SK Telink Co., Ltd. As this transaction is a business combination under common control, SK Telink Co., Ltd. recognized the book value of the assets and liabilities of Neosnetworks Co., Ltd. in its financial statements. There’s no effect on the assets and liabilities of the consolidated financial statements.

(2)	2015

During the year ended December 31, 2015, hoppin service division of SK Planet Co., Ltd., a subsidiary of the Parent Company, was spun off from SK Planet Co., Ltd. and was merged into SK Broadband, Co., Ltd., a subsidiary of the Parent Company. There is no impact on the consolidated financial statements as it is a business combination under common control.